UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Offshore Partners, Ltd.

Address:    P.O. Box 30362, SMB, 3rd Floor
            George Town, Grand Cayman
            Cayman Islands, B.W.I.

13F File Number: 28-10536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Director
Phone:  (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey             May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

      28-10370                Pennant Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        FORM 13F INFORMATION TABLE

                              March 31, 2004
    COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6     COLUMN 7          COLUMN 8

                                                VALUE        SHRS OR    SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
None              None             None        None                 None              None          None                  None

03461.0004 #484083